STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings	78,200	[a]	688,942
Cooper-Standard Holdings	11,760	[a]	257,662
Dorman Products	19,100	[a]	1,808,197
Gentherm	22,102	[a]	1,788,715
LCI Industries	16,870		2,271,208
Motorcar Parts of America	13,644	[a]	266,058
Patrick Industries	15,087		1,256,747
Standard Motor Products	13,280		580,469
Winnebago Industries	22,369		1,620,634
			10,538,632
Banks - 12.5%
Allegiance Bancshares	12,724		485,421
Ameris Bancorp	44,687		2,318,362
Axos Financial	35,890	[a]	1,849,771
Banc of California	30,018		555,033
BancFirst	12,710		764,125
BankUnited	62,009		2,593,216
Banner	23,182		1,279,878
Berkshire Hills Bancorp	33,594		906,366
Brookline Bancorp	52,097		795,000
Cadence Bancorp	83,173		1,826,479
Capitol Federal Financial	86,379		992,495
Central Pacific Financial	19,206		493,210
City Holding	10,252		798,733
Columbia Banking System	51,994		1,975,252
Community Bank System	36,384		2,489,393
Customers Bancorp	19,808	[a]	852,140
CVB Financial	85,100		1,733,487
Dime Community Bancshares	23,112		754,838
Eagle Bancorp	21,431		1,232,283
FB Financial	23,608		1,012,311
First Bancorp	19,385		833,749
First Bancorp	138,947		1,827,153
First Commonwealth Financial	65,536		893,256
First Financial Bancorp	63,670		1,490,515
First Hawaiian	86,542		2,540,008
First Midwest Bancorp	76,019		1,445,121
Flagstar Bancorp	35,471		1,801,217
Great Western Bancorp	36,962		1,210,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 12.5% (continued)
Hanmi Financial	21,396		429,204
Heritage Financial	24,760		631,380
Hilltop Holdings	41,554		1,357,569
HomeStreet	13,744		565,566
Hope Bancorp	82,376		1,189,509
Independent Bank	22,007		1,675,833
Independent Bank Group	24,982		1,774,721
Investors Bancorp	150,394		2,272,453
Lakeland Financial	17,171		1,223,262
Meta Financial Group	21,171		1,111,054
Mr. Cooper Group	57,035	[a]	2,348,131
National Bank Holdings, Cl. A	20,841		843,644
NBT Bancorp	29,002		1,047,552
NMI Holdings, Cl. A	56,949	[a]	1,287,617
Northfield Bancorp	29,504		506,289
Northwest Bancshares	85,018		1,129,039
OFG Bancorp	34,957		881,616
Old National Bancorp	110,472		1,872,500
Pacific Premier Bancorp	63,871		2,646,814
Park National	9,853	[b]	1,201,573
Preferred Bank	9,016		601,187
Provident Financial Services	52,535		1,232,996
Renasant	37,825		1,363,591
S&T Bancorp	27,165		800,553
Seacoast Banking Corp. of Florida	37,175		1,256,887
ServisFirst Bancshares	32,583		2,534,957
Simmons First National, Cl. A	72,257		2,135,917
Southside Bancshares	21,616		827,677
The Bancorp	38,184	[a]	971,783
Tompkins Financial	8,093		654,805
Triumph Bancorp	15,825	[a]	1,584,557
TrustCo Bank	13,028		416,505
Trustmark	40,914		1,318,249
United Community Bank	57,718		1,894,305
Veritex Holdings	33,219		1,307,500
Walker & Dunlop	19,543		2,218,130
Westamerica Bancorporation	17,798		1,001,315
WSFS Financial	31,621		1,622,474
			87,487,662
Capital Goods - 10.9%
AAON	27,888	[b]	1,822,202
AAR	22,585	[a]	732,432
Aerojet Rocketdyne Holdings	49,712		2,164,958
AeroVironment	15,655	[a]	1,351,340

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 10.9% (continued)
Alamo Group	6,554		914,480
Albany International, Cl. A	21,952		1,687,450
American Woodmark	11,194	[a]	731,752
Apogee Enterprises	17,498		660,724
Applied Industrial Technologies	25,942		2,338,152
Arcosa	32,245		1,617,732
Astec Industries	14,716		791,868
AZZ	17,163		913,072
Barnes Group	30,942		1,291,210
Boise Cascade	26,433		1,426,853
Chart Industries	23,855	[a]	4,558,929
CIRCOR International	13,172	[a]	434,808
Comfort Systems USA	24,195		1,725,587
DXP Enterprises	11,731	[a]	346,886
Encore Wire	13,533		1,283,334
Enerpac Tool Group	39,069		809,900
EnPro Industries	13,673		1,191,192
ESCO Technologies	17,331		1,334,487
Federal Signal	41,131		1,588,479
Franklin Electric	26,301		2,100,135
Gibraltar Industries	21,723	[a]	1,513,007
GMS	28,925	[a]	1,266,915
Granite Construction	30,746	[b]	1,216,004
Griffon	32,058		788,627
Hillenbrand	49,238		2,100,001
Insteel Industries	12,603		479,544
John Bean Technologies	21,070		2,961,388
Kaman	19,115		681,832
Lindsay	7,237		1,098,504
Lydall	12,143	[a]	753,959
Matrix Service	17,424	[a]	182,255
Meritor	45,684	[a]	973,526
Moog, Cl. A	19,688		1,500,816
Mueller Industries	38,065		1,564,471
MYR Group	11,436	[a]	1,137,882
National Presto Industries	3,452		283,340
NOW	72,638	[a]	555,681
Park Aerospace	13,575		185,706
PGT Innovations	40,545	[a]	774,410
Powell Industries	6,771		166,363
Proto Labs	18,463	[a]	1,229,636
Quanex Building Products	23,215		497,033
Raven Industries	24,138	[a]	1,390,590
Resideo Technologies	97,334	[a]	2,412,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 10.9% (continued)
SPX	30,194	[a]	1,613,869
SPX FLOW	28,076		2,052,356
Standex International	8,403		831,141
Tennant	12,627		933,767
The Greenbrier Companies	21,422	[b]	920,932
Titan International	34,881	[a]	249,748
Triumph Group	43,423	[a]	808,970
UFP Industries	40,972		2,785,277
Veritiv	9,475	[a]	848,581
Vicor	14,369	[a]	1,927,745
Wabash National	34,374		520,079
Watts Water Technologies, Cl. A	18,277		3,072,181
			76,097,008
Commercial & Professional Services - 3.5%
ABM Industries	44,795		2,016,223
Brady, Cl. A	32,324		1,638,827
CoreCivic	82,370	[a]	733,093
Deluxe	28,477		1,022,040
Exponent	34,855		3,943,843
Forrester Research	7,255	[a]	357,381
Harsco	53,279	[a]	903,079
Healthcare Services Group	48,254		1,205,867
Heidrick & Struggles International	13,155		587,108
HNI	29,805		1,094,440
Interface	39,689		601,288
Kelly Services, Cl. A	24,191		456,726
Korn Ferry	37,193		2,691,285
ManTech International, Cl. A	18,302		1,389,488
Matthews International, Cl. A	21,849		757,942
Pitney Bowes	113,483		818,212
Resources Connection	20,354		321,186
TrueBlue	23,580	[a]	638,546
U.S. Ecology	21,446	[a]	693,778
UniFirst	10,178		2,164,046
Viad	13,912	[a]	631,744
			24,666,142
Consumer Durables & Apparel - 3.7%
Cavco Industries	5,743	[a]	1,359,598
Century Communities	20,145		1,237,910
Ethan Allen Interiors	14,596		345,925
Fossil Group	32,537	[a]	385,563
G-III Apparel Group	28,207	[a]	798,258
Installed Building Products	15,448		1,655,253
iRobot	18,675	[a,b]	1,465,987

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 3.7% (continued)
Kontoor Brands	31,503		1,573,575
La-Z-Boy	29,453		949,270
LGI Homes	14,464	[a,b]	2,052,586
M.D.C. Holdings	37,679		1,760,363
M/I Homes	19,670	[a]	1,136,926
Meritage Homes	25,415	[a]	2,465,255
Movado Group	10,850		341,667
Oxford Industries	10,321		930,645
Steven Madden	51,402		2,064,304
Sturm Ruger & Co.	11,805		870,973
Tupperware Brands	32,897	[a,b]	694,785
Unifi	8,751	[a]	191,909
Universal Electronics	9,457	[a]	465,757
Vera Bradley	15,071	[a]	141,818
Vista Outdoor	38,213	[a]	1,540,366
Wolverine World Wide	54,810		1,635,530
			26,064,223
Consumer Services - 2.1%
Adtalem Global Education	32,336	[a]	1,222,624
American Public Education	12,928	[a]	331,086
BJ's Restaurants	16,033	[a]	669,538
Bloomin‘ Brands	54,002	[a]	1,350,050
Brinker International	30,774	[a]	1,509,465
Chuy's Holdings	13,697	[a]	431,866
Dave & Buster's Entertainment	25,771	[a]	987,802
Dine Brands Global	11,162	[a]	906,466
El Pollo Loco Holdings	12,830	[a]	216,827
Fiesta Restaurant Group	11,926	[a]	130,709
Monarch Casino & Resort	9,064	[a]	607,197
Perdoceo Education	47,744	[a]	504,177
Red Robin Gourmet Burgers	11,434	[a]	263,668
Regis	16,708	[a,b]	58,144
Ruth's Hospitality Group	21,831	[a]	452,120
Shake Shack, Cl. A	26,343	[a]	2,066,872
Strategic Education	15,021		1,058,981
The Cheesecake Factory	32,792	[a]	1,541,224
WW International	32,848	[a]	599,476
			14,908,292
Diversified Financials - 3.2%
Apollo Commercial Real Estate Finance	89,078	[c]	1,321,027
ARMOUR Residential REIT	54,754	[b,c]	590,248
B. Riley Financial	11,083		654,340
Blucora	31,978	[a]	498,537
Brightsphere Investment Group	39,482		1,031,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Diversified Financials - 3.2% (continued)
Capstead Mortgage	66,208	[c]	442,932
Donnelley Financial Solutions	20,067	[a]	694,720
Ellington Financial	32,017	[c]	585,591
Encore Capital Group	20,737	[a,b]	1,021,712
Enova International	25,268	[a]	873,009
EZCORP, Cl. A	33,800	[a]	255,866
Granite Point Mortgage Trust	37,828	[c]	498,195
Green Dot, Cl. A	36,433	[a]	1,833,673
Greenhill & Co.	9,863		144,197
Invesco Mortgage Capital	189,434	[b,c]	596,717
KKR Real Estate Finance Trust	25,919	[c]	546,891
New York Mortgage Trust	255,452	[c]	1,088,226
PennyMac Mortgage Investment Trust	66,115	[b,c]	1,301,804
Piper Sandler	9,499		1,315,232
PRA Group	30,463	[a]	1,283,711
Ready Capital	37,382	[c]	539,422
Redwood Trust	77,236	[c]	995,572
StoneX Group	11,540	[a]	760,486
Two Harbors Investment	208,762	[b,c]	1,323,551
Virtus Investment Partners	4,837		1,501,018
WisdomTree Investments	76,280		432,508
World Acceptance	2,835	[a]	537,459
			22,668,309
Energy - 4.9%
Archrock	90,601		747,458
Bonanza Creek Energy	19,489		933,523
Bristow Group	15,900	[a]	506,097
Callon Petroleum	26,317	[a,b]	1,291,638
CONSOL Energy	20,671	[a]	537,859
Core Laboratories	31,245	[b]	867,049
DMC Global	12,447	[a]	459,419
Dorian LPG	19,228		238,619
Dril-Quip	22,576	[a]	568,464
Green Plains	35,843	[a,b]	1,170,274
Helix Energy Solutions Group	95,691	[a]	371,281
Helmerich & Payne	71,961		1,972,451
Laredo Petroleum	8,640	[a,b]	700,445
Matador Resources	73,416		2,792,745
Nabors Industries	5,104	[a]	492,434
Oceaneering International	64,697	[a]	861,764
Oil States International	43,815	[a]	279,978
Par Pacific Holdings	29,867	[a]	469,509
Patterson-UTI Energy	126,669		1,140,021
PBF Energy, Cl. A	61,505	[a]	797,720

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 4.9% (continued)
PDC Energy	65,962		3,125,939
Penn Virginia	10,148	[a]	270,647
ProPetro Holding	55,154	[a]	477,082
Range Resources	172,509	[a]	3,903,879
Renewable Energy Group	34,055	[a]	1,709,561
REX American Resources	3,767	[a]	300,870
RPC	46,567	[a]	226,316
SM Energy	81,456		2,148,809
Southwestern Energy	452,034	[a]	2,504,268
Talos Energy	26,764	[a]	368,540
U.S. Silica Holdings	52,541	[a]	419,803
World Fuel Services	43,004		1,445,794
			34,100,256
Food & Staples Retailing - .7%
PriceSmart	16,323		1,265,849
SpartanNash	24,384		534,010
The Andersons	20,767		640,247
The Chefs' Warehouse	22,377	[a]	728,819
United Natural Foods	37,479	[a]	1,814,733
			4,983,658
Food, Beverage & Tobacco - 2.3%
B&G Foods	43,096	[b]	1,288,139
Calavo Growers	11,325	[a]	433,068
Cal-Maine Foods	24,776		895,900
Celsius Holdings	25,257	[a]	2,275,403
Coca-Cola Consolidated	3,032		1,195,154
Fresh Del Monte Produce	22,276		717,733
J&J Snack Foods	9,901		1,513,071
John B. Sanfilippo & Son	5,975		488,277
MGP Ingredients	8,591		559,274
National Beverage	15,534	[a]	815,380
Seneca Foods, Cl. A	4,328	[a]	208,696
The Simply Good Foods Company	56,229	[a]	1,939,338
TreeHouse Foods	37,093	[a]	1,479,269
Universal	16,913		817,405
Vector Group	89,448		1,140,462
			15,766,569
Health Care Equipment & Services - 8.3%
Addus HomeCare	10,769	[a]	858,828
Allscripts Healthcare Solutions	83,851	[a,b]	1,121,088
AMN Healthcare Services	31,369	[a]	3,599,593
AngioDynamics	25,484	[a]	661,055
Apollo Medical Holdings	24,942	[a,b]	2,270,969
Avanos Medical	31,746	[a]	990,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 8.3% (continued)
BioLife Solutions	19,249	[a]	814,618
Cardiovascular Systems	26,596	[a]	873,147
Community Health Systems	83,844	[a]	980,975
Computer Programs & Systems	9,732	[a]	345,097
CONMED	19,686		2,575,519
CorVel	6,391	[a]	1,190,132
Covetrus	69,485	[a,b]	1,260,458
Cross Country Healthcare	23,296	[a]	494,807
CryoLife	26,078	[a]	581,279
Cutera	11,281	[a,b]	525,695
Fulgent Genetics	12,949	[a,b]	1,164,763
Glaukos	30,587	[a]	1,473,376
Hanger	25,316	[a]	555,939
HealthStream	17,189	[a]	491,262
Heska	7,190	[a,b]	1,858,903
Inogen	13,725	[a]	591,410
Integer Holdings	22,015	[a]	1,966,820
Invacare	22,505	[a,b]	107,124
Lantheus Holdings	44,192	[a]	1,134,851
LeMaitre Vascular	12,873		683,428
Magellan Health	15,494	[a]	1,464,958
MEDNAX	58,098	[a]	1,651,726
Meridian Bioscience	28,726	[a]	552,688
Merit Medical Systems	33,489	[a]	2,404,510
Mesa Laboratories	3,526		1,066,121
ModivCare	8,082	[a]	1,467,853
Natus Medical	23,061	[a]	578,370
NextGen Healthcare	39,268	[a]	553,679
Omnicell	29,119	[a]	4,322,133
OraSure Technologies	49,456	[a]	559,347
Orthofix Medical	13,698	[a]	522,168
Owens & Minor	50,291		1,573,605
RadNet	28,540	[a]	836,507
Select Medical Holdings	71,034		2,569,300
Simulations Plus	10,733	[b]	423,954
SurModics	9,365	[a]	520,694
Tabula Rasa HealthCare	15,383	[a,b]	403,188
Tactile Systems Technology	13,408	[a]	595,986
The Ensign Group	34,673		2,596,661
The Joint	9,684	[a]	949,226
The Pennant Group	17,943	[a]	504,019
Tivity Health	29,348	[a]	676,765
U.S. Physical Therapy	8,397		928,708
Varex Imaging	26,702	[a]	752,996

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 8.3% (continued)
Zynex	12,659	[a,b]	144,186
			57,790,959
Household & Personal Products - 1.3%
Central Garden & Pet	6,791	[a]	325,968
Central Garden & Pet, Cl. A	26,781	[a]	1,151,583
e.l.f. Beauty	31,336	[a]	910,311
Edgewell Personal Care	36,143		1,311,991
Inter Parfums	12,060		901,726
Medifast	7,898		1,521,471
USANA Health Sciences	7,964	[a]	734,281
WD-40	9,148		2,117,579
			8,974,910
Insurance - 2.6%
Ambac Financial Group	31,169	[a]	446,340
American Equity Investment Life Holding	54,818	[a]	1,620,968
AMERISAFE	13,151		738,560
Assured Guaranty	49,220		2,303,988
eHealth	16,313	[a]	660,677
Employers Holdings	19,122		755,128
Genworth Financial, Cl. A	336,852	[a]	1,263,195
HCI Group	4,163		461,136
Horace Mann Educators	27,802		1,106,242
James River Group Holdings	24,886		938,949
Palomar Holdings	16,172	[a]	1,307,183
ProAssurance	36,711		872,988
Safety Insurance Group	9,619		762,306
Selectquote	79,708	[a]	1,030,624
SiriusPoint	58,355	[a]	540,367
Stewart Information Services	17,833		1,128,116
Trupanion	23,058	[a]	1,790,915
United Fire Group	14,462		334,072
Universal Insurance Holdings	18,885		246,260
			18,308,014
Materials - 5.1%
AdvanSix	18,105		719,674
Allegheny Technologies	84,669	[a]	1,408,045
American Vanguard	19,045		286,627
Arconic	73,112	[a]	2,305,952
Balchem	21,649	[a]	3,140,620
Carpenter Technology	31,296		1,024,631
Century Aluminum	33,851	[a]	455,296
Clearwater Paper	11,191	[a]	428,951
Domtar	33,585	[a]	1,831,726

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 5.1% (continued)
Ferro	55,717	[a]	1,133,284
FutureFuel	17,234		122,878
GCP Applied Technologies	35,842	[a]	785,657
Glatfelter	30,548		430,727
H.B. Fuller	35,069		2,264,055
Hawkins	12,892		449,673
Haynes International	8,408		313,198
Innospec	16,391		1,380,450
Kaiser Aluminum	10,359		1,128,717
Koppers Holdings	14,346	[a]	448,456
Kraton	22,029	[a]	1,005,404
Livent	109,046	[a,b]	2,520,053
Materion	13,899		954,027
Mercer International	26,998		312,907
Myers Industries	25,406		497,195
Neenah	11,254		524,549
O-I Glass	104,717	[a]	1,494,312
Olympic Steel	6,741		164,211
Quaker Chemical	9,041	[b]	2,149,227
Rayonier Advanced Materials	43,765	[a]	328,238
Schweitzer-Mauduit International	21,420		742,417
Stepan	14,216		1,605,555
SunCoke Energy	59,222		371,914
TimkenSteel	27,607	[a]	361,100
Tredegar	18,434		224,526
Trinseo	25,465	[b]	1,374,601
Warrior Met Coal	35,212		819,383
			35,508,236
Media & Entertainment - 1.1%
AMC Networks, Cl. A	18,938	[a]	882,321
Cinemark Holdings	70,752	[a,b]	1,359,146
Gannett	95,667	[a]	639,056
Meredith	26,646	[a]	1,484,182
QuinStreet	31,440	[a]	552,086
Scholastic	20,055		714,961
TechTarget	17,113	[a,b]	1,410,453
The E.W. Scripps Company, Cl. A	39,164	[a]	707,302
The Marcus	13,983	[a]	244,003
			7,993,510
Pharmaceuticals Biotechnology & Life Sciences - 3.8%
Amphastar Pharmaceuticals	24,101	[a]	458,160
ANI Pharmaceuticals	6,746	[a]	221,404
Anika Therapeutics	9,472	[a]	403,128
Cara Therapeutics	26,379	[a]	407,556

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.8% (continued)
Coherus Biosciences	43,510	[a,b]	699,206
Collegium Pharmaceutical	24,144	[a]	476,603
Corcept Therapeutics	70,138	[a]	1,380,316
Cytokinetics	55,687	[a,b]	1,990,253
Eagle Pharmaceuticals	7,886	[a]	439,881
Enanta Pharmaceuticals	12,307	[a]	699,161
Endo International	159,579	[a]	517,036
Innoviva	42,749	[a]	714,336
Ligand Pharmaceuticals	11,105	[a,b]	1,547,149
Myriad Genetics	52,561	[a]	1,697,195
NeoGenomics	82,221	[a]	3,966,341
Organogenesis Holdings	41,189	[a]	586,531
Pacira Biosciences	29,259	[a]	1,638,504
Phibro Animal Health, Cl. A	13,766		296,520
Prestige Consumer Healthcare	33,372	[a]	1,872,503
REGENXBIO	25,301	[a]	1,060,618
Spectrum Pharmaceuticals	107,102	[a]	233,482
Supernus Pharmaceuticals	35,689	[a]	951,826
uniQure	22,581	[a]	722,818
Vanda Pharmaceuticals	37,615	[a]	644,721
Vericel	31,045	[a]	1,514,996
Xencor	38,781	[a]	1,266,587
			26,406,831
Real Estate - 8.0%
Acadia Realty Trust	60,327	[c]	1,231,274
Agree Realty	45,686	[c]	3,025,784
Alexander & Baldwin	49,304	[c]	1,155,686
American Assets Trust	35,729	[c]	1,336,979
Armada Hoffler Properties	41,164	[c]	550,363
Brandywine Realty Trust	113,785	[c]	1,526,995
CareTrust REIT	64,558	[c]	1,311,819
Centerspace	9,456	[c]	893,592
Chatham Lodging Trust	31,770	[a,c]	389,183
Community Healthcare Trust	15,579	[c]	704,015
DiamondRock Hospitality	141,989	[a,c]	1,341,796
Diversified Healthcare Trust	164,596	[c]	557,980
Easterly Government Properties	56,586	[c]	1,169,067
Essential Properties Realty Trust	78,980	[c]	2,205,122
Four Corners Property Trust	50,697	[c]	1,361,721
Franklin Street Properties	65,837	[c]	305,484
Getty Realty	26,338	[c]	771,967
Global Net Lease	67,606	[c]	1,083,048
Hersha Hospitality Trust	22,801	[a,c]	212,733

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 8.0% (continued)
Independence Realty Trust	71,313	[b,c]	1,451,220
Industrial Logistics Properties Trust	43,353	[c]	1,101,600
Innovative Industrial Properties	16,017	[c]	3,702,650
iStar	47,639	[b,c]	1,194,786
Kite Realty Group Trust	56,993	[c]	1,160,377
Lexington Realty Trust	185,528	[b,c]	2,365,482
LTC Properties	27,095	[b,c]	858,641
Mack-Cali Realty	52,936	[c]	906,264
Marcus & Millichap	17,055	[a]	692,774
NexPoint Residential Trust	15,141	[c]	936,925
Office Properties Income Trust	32,901	[c]	833,382
RE/MAX Holdings, Cl. A	12,748		397,228
Realogy Holdings	77,513	[a]	1,359,578
Retail Opportunity Investments	81,495	[c]	1,419,643
Retail Properties of America, Cl. A	143,242	[c]	1,844,957
RPT Realty	56,058	[c]	715,300
Safehold	9,222	[b,c]	662,970
Saul Centers	9,208	[c]	405,704
Service Properties Trust	111,317	[c]	1,247,864
SITE Centers	121,055	[c]	1,869,089
Summit Hotel Properties	70,756	[a,c]	681,380
Tanger Factory Outlet Centers	70,351	[b,c]	1,146,721
The GEO Group	80,393	[b,c]	600,536
The St. Joe Company	22,250		936,725
Uniti Group	155,742	[c]	1,926,529
Universal Health Realty Income Trust	8,823	[c]	487,647
Urstadt Biddle Properties, Cl. A	20,699	[c]	391,832
Washington Real Estate Investment Trust	56,301	[c]	1,393,450
Whitestone REIT	27,818	[c]	272,060
Xenia Hotels & Resorts	75,952	[a,c]	1,347,388
			55,445,310
Retailing - 6.0%
Abercrombie & Fitch, Cl. A	41,393	[a]	1,557,619
America's Car-Mart	4,221	[a]	492,928
Asbury Automotive Group	12,918	[a]	2,541,487
Barnes & Noble Education	23,812	[a,b]	237,882
Bed Bath & Beyond	69,639	[a]	1,203,014
Big Lots	23,330		1,011,589
Boot Barn Holdings	19,888	[a]	1,767,447
Caleres	25,843		574,231
Chico's FAS	86,457	[a]	388,192
Conn's	12,547	[a]	286,448
Designer Brands, Cl. A	39,966	[a]	556,726

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Retailing - 6.0% (continued)
Genesco	9,503	[a]	548,608
Group 1 Automotive	11,951	[b]	2,245,354
Guess?	25,457		534,852
Haverty Furniture	10,551		355,674
Hibbett	9,703		686,390
Liquidity Services	18,043	[a]	389,909
Lumber Liquidators Holdings	19,904	[a]	371,807
Macy's	208,889		4,720,891
MarineMax	13,992	[a]	678,892
Monro	22,269		1,280,690
PetMed Express	13,737	[b]	369,113
Rent-A-Center	40,820		2,294,492
Sally Beauty Holdings	75,122	[a]	1,265,806
Shoe Carnival	11,838		383,788
Shutterstock	15,863		1,797,595
Signet Jewelers	35,212		2,780,340
Sleep Number	15,725	[a]	1,469,973
Sonic Automotive, Cl. A	13,953		733,091
Stamps.com	12,266	[a]	4,045,204
The Aaron's Company	20,873		574,842
The Buckle	19,493		771,728
The Cato, Cl. A	13,756		227,524
The Children's Place	9,572	[a]	720,389
The ODP	31,884	[a]	1,280,461
Zumiez	14,403	[a]	572,663
			41,717,639
Semiconductors & Semiconductor Equipment - 3.6%
Axcelis Technologies	22,274	[a]	1,047,546
CEVA	15,773	[a]	673,034
Cohu	32,230	[a]	1,029,426
Diodes	29,782	[a]	2,697,951
DSP Group	14,807	[a]	324,421
FormFactor	51,825	[a]	1,934,627
Ichor Holdings	18,823	[a]	773,437
Kulicke & Soffa Industries	41,012		2,390,179
MaxLinear	46,525	[a]	2,291,356
Onto Innovation	32,916	[a]	2,378,181
PDF Solutions	20,821	[a]	479,716
Photronics	42,142	[a]	574,395
Power Integrations	40,376		3,996,820
Rambus	72,572	[a]	1,611,098
SMART Global Holdings	14,900	[a]	663,050
Ultra Clean Holdings	30,162	[a]	1,284,901

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
Veeco Instruments	34,255	[a]	760,804
			24,910,942
Software & Services - 4.4%
8x8	74,699	[a]	1,747,210
Agilysys	13,389	[a]	701,048
Alarm.com Holdings	30,370	[a]	2,374,630
Bottomline Technologies	25,615	[a]	1,006,157
CSG Systems International	21,928		1,056,930
Ebix	16,661	[b]	448,681
EVERTEC	39,832		1,821,119
ExlService Holdings	21,964	[a]	2,704,208
InterDigital	20,428		1,385,427
LivePerson	43,383	[a,b]	2,557,428
OneSpan	23,466	[a]	440,691
Perficient	22,004	[a]	2,545,863
Progress Software	29,093		1,431,085
SPS Commerce	23,797	[a]	3,838,694
TTEC Holdings	12,162		1,137,512
Unisys	45,108	[a]	1,134,015
Vonage Holdings	169,962	[a]	2,739,787
Xperi Holding	69,672		1,312,620
			30,383,105
Technology Hardware & Equipment - 5.1%
3D Systems	83,649	[a]	2,306,203
ADTRAN	32,606		611,689
Advanced Energy Industries	25,880		2,270,970
Applied Optoelectronics	14,469	[a,b]	103,887
Arlo Technologies	55,004	[a]	352,576
Badger Meter	19,466		1,968,791
Benchmark Electronics	24,389		651,430
CalAmp	24,381	[a]	242,591
Comtech Telecommunications	18,031		461,774
CTS	21,578		666,976
Daktronics	26,639	[a]	144,650
Diebold Nixdorf	50,378	[a]	509,322
Digi International	22,474	[a]	472,403
ePlus	9,196	[a]	943,602
Extreme Networks	87,104	[a]	857,974
Fabrinet	24,646	[a]	2,526,461
FARO Technologies	12,001	[a]	789,786
Harmonic	69,367	[a]	606,961
Insight Enterprises	23,267	[a]	2,095,891
Itron	30,523	[a]	2,308,454

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 5.1% (continued)
Knowles	61,688	[a]	1,156,033
Methode Electronics	24,895		1,046,835
NETGEAR	20,420	[a]	651,602
OSI Systems	11,268	[a]	1,068,206
PC Connection	7,439		327,539
Plantronics	28,313	[a]	727,927
Plexus	18,823	[a]	1,682,964
Rogers	12,509	[a]	2,332,678
Sanmina	43,371	[a]	1,671,518
ScanSource	17,188	[a]	597,971
TTM Technologies	72,534	[a]	911,752
Viavi Solutions	154,297	[a]	2,428,635
			35,496,051
Telecommunication Services - .6%
ATN International	7,474		350,157
Cogent Communications Holdings	28,312		2,005,622
Consolidated Communications Holdings	49,484	[a]	454,758
Shenandoah Telecommunication	33,816		1,067,909
			3,878,446
Transportation - 2.1%
Allegiant Travel	10,081	[a]	1,970,634
ArcBest	17,160		1,403,173
Atlas Air Worldwide Holdings	17,951	[a]	1,466,238
Echo Global Logistics	17,606	[a]	839,982
Forward Air	18,042		1,497,847
Hawaiian Holdings	34,259	[a]	742,050
Heartland Express	30,673		491,381
Hub Group, Cl. A	22,678	[a]	1,559,112
Marten Transport	39,251		615,848
Matson	29,026		2,342,688
SkyWest	33,898	[a]	1,672,527
			14,601,480
Utilities - 1.7%
American States Water	24,658		2,108,752
Avista	46,461		1,817,554
California Water Service Group	34,744		2,047,464
Chesapeake Utilities	11,818		1,418,751
Middlesex Water	11,623	[b]	1,194,612
Northwest Natural Holding	19,904		915,385
South Jersey Industries	74,946	[b]	1,593,352
Unitil	10,383		444,185
			11,540,055
Total Common Stocks (cost $431,471,929)			690,236,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $3,366,882)		31,301	[b]	3,417,756
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,120,348)	0.06	3,120,348	[d]	3,120,348

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $7,877,394)	0.02	7,877,394	[d]	7,877,394
Total Investments (cost $445,836,553)		101.1%		704,651,737
Liabilities, Less Cash and Receivables		(1.1%)		(7,448,426)
Net Assets		100.0%		697,203,311

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $43,718,896 and the value of the collateral was $45,361,709, consisting of cash collateral of $7,877,394 and U.S. Government & Agency securities valued at $37,484,315.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	690,236,239	-	-	690,236,239
Exchange-Traded Funds	3,417,756	-	-	3,417,756
Investment Companies	10,997,742	-	-	10,997,742
Other Financial Instruments:
Futures††	32,072	-	-	32,072

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Small Cap Stock Index Portfolio

September 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	32	12/17/2021	3,489,208	3,521,280	32,072
Gross Unrealized Appreciation				32,072

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2021, accumulated net unrealized appreciation on investments was $258,815,184, consisting of $282,593,884 gross unrealized appreciation and $23,778,700 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.